Leases (Details 2) $ in Thousands	Dec. 31, 2020 USD ($)
Operating lease payments
2021	$ 629
2022	449
2023	357
2025	357
2025 and beyond	1,201
Total future minimum operating lease payments	2,993
Less effects of discounting	(491)
Less effects of practical expedient	0
Lease liabilities recognized	2,502
Short-term lease payments
2021	4
2022	0
2023	0
2024	0
2025 and beyond	0
Total future minimum short-term lease payments	4
Less effects of discounting	0
Less effects of practical expedient	(4)
Lease liabilities recognized	0
Finance lease payments
2021	125
2022	64
2023	0
2024	0
2025 and beyond	0
Total future minimum finance lease payments	189
Less effects of discounting	(3)
Less effects of practical expedient	0
Lease liabilities recognized	186
Total lease payments
2021	759
2022	513
2023	357
2024	357
2025 and beyond	1,200
Total future minimum lease payments	3,186
Less effects of discounting	(494)
Less effects of practical expedient	(4)
Lease liabilities recognized	$ 2,688